Income Taxes - Major Components of Income Tax Expense (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current income taxes	$ 25	$ 26
Deferred income taxes	890	85
Total income taxes	$ 915	$ 111